Transactions with Related Parties (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
(1(i)) Charter hire commissions	$ 3,273,889	$ 2,918,296	$ 5,185,459
Management fees - related party
Total Management fees	5,874,416	4,094,744	4,780,500
Allseas Marine SA
Related Party Transaction [Line Items]
(1(i)) Charter hire commissions	750,533	646,987	1,119,611
(1(ii)) Vessel sale & purchase commissions	0	0	2,091,028
Total Allseas commissions	750,533	646,987	3,210,639
Included in Vessel operating expenses
(1(v)) Superintendent fees	399,626	338,826	259,054
Included in Dry-docking expenses
(1(v)) Superintendent fees	109,248	0	122,481
Management fees - related party
(1(iii)) Management fees	4,104,271	3,428,548	4,022,215
(2) Financial accounting and reporting services	720,361	666,196	509,869
(3) Loretto agreement	1,049,784	0	248,416
Total Management fees	5,874,416	4,094,744	4,780,500
Included in General and administrative expenses
(4) Administrative fees	38,598	36,085	33,207
(7) Executive services agreement	$ 7,582,634	$ 3,228,438	$ 5,193,645